License Agreements - Summary of Consideration Transferred in Asset Acquisition (Details) $ in Thousands, £ in Millions		1 Months Ended
	Apr. 30, 2018 USD ($)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 GBP (£)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 30, 2018 GBP (£)
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Transaction costs	$ 800
GSK Asset Purchase and License Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Upfront cash paid for GSK Agreement		$ 14,186	£ 10.0
Transaction costs		780	0.6
Liabilities:
Strimvelis liability	18,351	18,351		$ 9,100	$ 10,300	£ 12.9
Inventory purchase liability	6,893	6,893				4.9
Total consideration transferred:		133,601	£ 94.2
GSK Asset Purchase and License Agreement | Series B-2 Convertible Preferred Shares
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Value of shares issued to GSK	$ 93,391	$ 93,391				£ 65.8